CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 480,820	$ 569,016	$ 512,279
Administrative fee revenue from affiliates	16,177	14,300	7,868
Time charter, voyage and logistics business expenses	(247,882)	(263,304)	(244,412)
Direct vessel expenses	(128,168)	(130,064)	(114,074)
General and administrative expenses incurred on behalf of affiliates	(16,177)	(14,300)	(7,868)
General and administrative expenses	(34,183)	(45,590)	(44,634)
Depreciation and amortization	(120,310)	(104,690)	(98,124)
Provision for losses on accounts receivable	(59)	(792)	(630)
Interest income	2,370	5,515	2,299
Interest expense and finance cost	(113,151)	(113,660)	(110,805)
Loss on derivatives	0	0	(260)
Gain on sale of assets	0	0	18
Loss on bond and debt extinguishment	0	(27,281)	(37,136)
Other income	4,840	15,639	17,031
Other expense	(34,982)	(24,520)	(10,447)
(Loss)/income before equity in net earnings of affiliated companies	(190,705)	(119,731)	(128,895)
Equity in net earnings of affiliated companies	61,484	57,751	19,344
(Loss)/income before taxes	(129,221)	(61,980)	(109,551)
Income tax benefit/(expense)	3,154	(84)	4,260
Net (loss)/income	(126,067)	(62,064)	(105,291)
Less: Net (income)/loss attributable to the noncontrolling interest	(8,045)	5,861	(3,772)
Net (loss)/income attributable to Navios Holdings common stockholders	(134,112)	(56,203)	(109,063)
Loss attributable to Navios Holdings common stockholders, basic	(150,314)	(66,976)	(110,990)
Loss attributable to Navios Holdings common stockholders, diluted	$ (150,314)	$ (66,976)	$ (110,990)
Basic net loss per share attributable to Navios Holdings common stockholders	$ (1.42)	$ (0.65)	$ (1.09)
Weighted average number of shares, basic	105,896,235	103,476,614	101,854,415
Diluted net loss per share attributable to Navios Holdings common stockholders	$ (1.42)	$ (0.65)	$ (1.09)
Weighted average number of shares, diluted	105,896,235	103,476,614	101,854,415
Other comprehensive income/(loss)
Unrealized holding loss on investments in available-for-sale securities	$ (1,649)	$ (959)	$ (10,614)
Reclassification to earnings	1,782	11,553	0
Total other comprehensive income/(loss)	133	10,594	(10,614)
Total comprehensive (loss)/income	(125,934)	(51,470)	(115,905)
Comprehensive (income)/loss attributable to noncontrolling interest	(8,045)	5,861	(3,772)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (133,979)	$ (45,609)	$ (119,677)